UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.663.4491

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $369,574 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1ST UNITED BANCORP INC FLA     COM              33740N105     5340   772728 SH       SOLE                                     772728
ABOVENET INC                   COM              00374N107     1590    27196 SH       SOLE                    27196
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202     2244   529152 SH       SOLE                   529152
ALPHA NATURAL RESOURCES INC    COM              02076X102     1201    20000 SH       SOLE                    20000
ATLANTIC TELE NETWORK INC      COM NEW          049079205      464    12100 SH       SOLE                    12100
BANCFIRST CORP                 COM              05945F103     8551   207611 SH       SOLE                                     207611
BB&T CORP                      COM              054937107    18679   710515 SH       SOLE                            710515
BOK FINL CORP                  COM NEW          05561Q201    11732   219699 SH       SOLE                                     219699
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     2357   117027 SH       SOLE                   117027
BUCKEYE TECHNOLOGIES INC       COM              118255108     1368    65104 SH       SOLE                    65104
CAPITOL FED FINL               COM              14057C106     6052   508185 SH       SOLE                                     508185
CARDINAL FINL CORP             COM              14149F109    12777  1098665 SH       SOLE                                    1098665
CELADON GROUP INC              COM              150838100     1184    80080 SH       SOLE                    80080
CENTERSTATE BANKS INC          COM              15201P109    10243  1293307 SH       SOLE                           1293307
COLUMBIA BKG SYS INC           COM              197236102    19401   921244 SH       SOLE                            921244
COMERICA INC                   COM              200340107    16262   385000 SH       SOLE                                     385000
CULLEN FROST BANKERS INC       COM              229899109     7970   130400 SH       SOLE                                     130400
EAGLE BANCORP INC MD           COM              268948106     6990   484414 SH       SOLE                                     484414
FIRST FINL HLDGS INC           COM              320239106     8553   743082 SH       SOLE                                     743082
FIRST HORIZON NATL CORP        COM              320517105    13340  1132397 SH       SOLE                                    1132397
GLACIER BANCORP INC NEW        COM              37637Q105     7297   482922 SH       SOLE                            482922
HANCOCK HLDG CO                COM              410120109    12326   353582 SH       SOLE                            353582
HEARTLAND EXPRESS INC          COM              422347104     1166    72800 SH       SOLE                    72800
HERITAGE FINL CORP WASH        COM              42722X106     8967   644148 SH       SOLE                                     644148
HOUSTON AMERN ENERGY CORP      COM              44183U100     1130    62489 SH       SOLE                    62489
IBERIABANK CORP                COM              450828108    19739   333823 SH       SOLE                            333823
ISHARES TR                     RUSSELL MIDCAP   464287499     2086    20500 SH       SOLE                                      20500
ISHARES TR                     MSCI EAFE IDX    464287465      291     5000 SH       SOLE                                       5000
ISHARES TR                     DJ SEL DIV INX   464287168      698    14000 SH       SOLE                                      14000
MIDSOUTH BANCORP INC           COM              598039105     6300   410153 SH       SOLE                                     410153
OLD NATL BANCORP IND           COM              680033107    17551  1476082 SH       SOLE                                    1476082
OMNIAMERICAN BANCORP INC       COM              68216R107    10366   765050 SH       SOLE                            765050
ORION MARINE GROUP INC         COM              68628V308     1524   131414 SH       SOLE                   131414
PARK STERLING BANK             COM              70086W109     6141   993753 SH       SOLE                            993753
PETROHAWK ENERGY CORP          COM              716495106     1330    72900 SH       SOLE                    72900
PINNACLE FINL PARTNERS INC     COM              72346Q104    12967   954838 SH       SOLE                            954838
PRIMEENERGY CORP               COM              74158E104      977    50500 SH       SOLE                    50500
S Y BANCORP INC                COM              785060104    11631   473764 SH       SOLE                                     473764
SCBT FINANCIAL CORP            COM              78401V102    16889   515701 SH       SOLE                            515701
SEACUBE CONTAINER LEASING LT   SHS              G79978105     1522   108233 SH       SOLE                   108233
STERLING BANCSHARES INC        COM              858907108     3922   558700 SH       SOLE                                     558700
SUNCOR ENERGY INC NEW          COM              867224107     1880    49095 SH       SOLE                    49095
SUNTRUST BKS INC               COM              867914103     7378   250000 SH       SOLE                                     250000
SUPERIOR BANCORP               COM NEW          86806M205      218   381264 SH       SOLE                   381264
SYNOVUS FINL CORP              COM              87161C105     8642  3273340 SH       SOLE                           3273340
TEXAS CAPITAL BANCSHARES INC   COM              88224Q107     6000   281150 SH       SOLE                                     281150
UMB FINL CORP                  COM              902788108    21349   515181 SH       SOLE                            515181
VIEWPOINT FINL GROUP INC MD    COM              92672A101     5553   475000 SH       SOLE                                     475000
VOLCOM INC                     COM              92864N101      559    29609 SH       SOLE                    29609
WASHINGTON BKG CO OAK HBR WA   COM              937303105     4106   299453 SH       SOLE                                     299453
WASHINGTON FED INC             COM              938824109    12771   754800 SH       SOLE                                     754800